SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2013
Technology Equipment [Member]
Significant Accounting Policies [Line Items]
Computers, peripheral and scientific equipment	33.00%
Office Equipment [Member]
Significant Accounting Policies [Line Items]
Computers, peripheral and scientific equipment	25.00%